Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Share-based Compensation Expense Included in Relevant Financial Statement

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cost of revenues	171,053	201,970	173,263	27,189
Selling, general and administrative	675,278	851,416	718,377	112,728
Research and development	238,189	316,709	327,523	51,396
	1,084,520	1,370,095	1,219,163	191,313

2010 Plan
Summary of Option Activity

The following table sets forth the summary of option activity under the Company’s 2010 Plan:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		(US$)	(In years)	(US$ in thousands)
Outstanding, December 31, 2020	420,698,274	0.49
Granted	2,583,000	0.51
Forfeited/Expired	(16,151,880)	0.51
Exercised	(65,463,860)	0.43
Outstanding, December 31, 2021	341,665,534	0.49	6.53	56,758
Vested and expected to vest as of December 31, 2021	335,342,645	0.48	6.50	55,875
Exercisable as of December 31, 2021	253,949,473	0.48	6.02	44,517

Schedule of Assumptions Used to Value Share Options Granted to Employees and Non-Employees	The assumptions used to value the share options granted to employees and non-employees were as follows:

	Year Ended December 31,
	2019	2020	2021
Fair value of ordinary shares (US$)	2.27~3.88	2.60~3.42	2.14~3.13
Risk-free interest rate (%)	1.64~2.76	0.60~0.78	0.93~1.57
Expected volatility (%)	39.6~51.0	48.2~50.4	47.2~48.0
Expected dividend yield	—	—	—
Expected exercise multiple	2.3	2.2~2.8	2.2~2.8

2017 Plan
Summary of Restricted Shares Units Activity

The following table sets forth the summary of RSU activity under the Company’s 2017 Plan:

Number of shares
Restricted Shares
Unvested, December 31, 2020	44,000
Vested	(44,000)
Forfeited	—
Unvested, December 31, 2021	-